Finance expense - Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance Expense [Abstract]
Fair value adjustment on redeemable preference shares	$ 0	$ (35,626)
Interest on lease liability	(35)	(12)
Other	(10)	(12)
Total finance expense	$ (45)	$ (35,650)